Net Income per Common Share and Equity per Common Share (Tables)	12 Months Ended
Dec. 31, 2015
Net Income Per Common Share and Equity per Commn Share [Abstract]
Schedule Of Earnings Per Share

	Years ended December 31,
	2015	2014	2013
Average common shares outstanding during the period for basic computation	176,788	176,864	176,140
Effect of dilutive securities:
Employee stock-based compensation	729	899	674
Average common shares outstanding during the period for diluted computation	177,517	177,763	176,814